Right-of-Use Assets - Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	$ 17	$ 915
Balance	1,580	17	$ 915
Depreciation charge	412	163	184
Motor Vehicle [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	17	25
Balance		17	25
Office Premise [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance		890
Balance	1,580		890
Gross carrying amount [member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	24
Balance	1,979	24
Derecognition upon expiry of lease tenure	(22)	(845)
Exchange differences	(2)	(46)
Additions	1,979
Gross carrying amount [member] | Motor Vehicle [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	24
Balance		24
Derecognition upon expiry of lease tenure	(22)
Exchange differences	(2)	(1)
Additions
Gross carrying amount [member] | Office Premise [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance
Balance	1,979
Derecognition upon expiry of lease tenure		(845)
Exchange differences		(45)
Additions	1,979
Accumulated depreciation, amortisation and impairment [member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	(7)	(731)
Balance	(399)	(7)	(731)
Depreciation charge	(412)	(163)
Transfer	7	845
Exchange differences	13	42
Accumulated depreciation, amortisation and impairment [member] | Motor Vehicle [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	(7)	(4)
Balance		(7)	(4)
Depreciation charge		(3)
Transfer	7
Exchange differences
Accumulated depreciation, amortisation and impairment [member] | Office Premise [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance		(727)
Balance	(399)		$ (727)
Depreciation charge	(412)	(160)
Transfer		845
Exchange differences	$ 13	$ 42